Income Taxes (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Liability recorded for unrecognized tax benefits		$ 0	$ 0
Gross deferred tax assets	$ 52,863	60,837	71,896
Valuation allowance	52,863	55,194	$ 71,896
Net deferred tax liability		5,643
Credits or net operating losses	$ 0	$ 0